Retained Interests in Securitizations (Detail) (JPY ¥) In Millions	Mar. 31, 2010
Servicing Assets at Fair Value [Line Items]
Retained interests in securitizations	¥ 27,555
Subordinated certificates
Servicing Assets at Fair Value [Line Items]
Retained interests in securitizations	19,556
Residual interests
Servicing Assets at Fair Value [Line Items]
Retained interests in securitizations	¥ 7,999